Income Taxes and Federal Duties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Total DUC and Others

Total DUC and other as of December 31, 2017 and 2016 are integrated as follows:

	2017		2016
DUC	Ps.	372,902,629	Ps.	304,299,019
DUC from prior years		2,095,429		—
Other		260,775		514,356
Deferred DUC benefit		(37,214,624)		(27,651,571)

Total DUC and other	Ps.	338,044,209	Ps.	277,161,804

Summary of Principal Factors Generating the Deferred DUC

The principal factors generating the deferred DUC are the following:

	2017		2016
Deferred DUC asset:
Provisions	Ps.	541,360,940	Ps.	570,544,863

Total deferred DUC asset		541,360,940		570,544,863

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(455,697,786)		(473,406,721)

Deferred DUC liability		(455,697,786)		(473,406,721)

Deferred asset net		85,663,154		97,138,142
Valuation reserve(1)		(20,796,959)		(69,486,571)

Net, deferred DUC asset	Ps.	64,866,195	Ps.	27,651,571

(1) PEMEX added to its valuation reserve since it estimates that some allowed deductions will not materialize in future years.

Summary of Expected Benefit for DUC

The expected expense for DUC is different from that which would result from applying the 65% rate to the tax base, as a result of the items mentioned below:

	2017	2016
Expected expense:	Ps. 127,436,912	Ps. 159,897,683
Increase (decrease) resulting from:
Non-cumulative profit	(514,780,219)	(423,761,673)
Non-deductible expenses	387,343,306	263,863,990
Production value	518,433,469	441,655,000
Deductible duties	(39,503,110)	(29,918,201)
Deferred DUC reserve	(48,689,612)	69,486,571
Deductions cap	(94,552,741)	(204,575,922)
DUC from prior years	2,095,429	—
Other	260,775	514,356

DUC-Profit-sharing duty expense	Ps. 338,044,209	Ps. 277,161,804

Summary of Income Tax Expense (Benefit)

For the years ended December 31, 2017, 2016 and 2015, Petroleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2017		2016		2015
Current income tax	Ps.	3,546,912	Ps.	6,201,842	Ps.	7,426,892
Deferred income tax		(9,334,064)		(18,842,211)		(53,014,159)

Total	Ps.	(5,787,152)	Ps.	(12,640,369)	Ps.	(45,587,267)

Income tax REFIPRE (Preferent Fiscal Regime)	Ps.	722,984	Ps.	—	Ps.	—

Summary of Principal Factors Generating Deferred Income Tax

The principal factors generating the deferred income tax are the following:

	2016		Recognized in profit and loss		Recognized in OCI		2017

Deferred income tax asset:
Provisions	Ps.	5,906,581	Ps.	2,393,237	Ps.	—	Ps.	8,299,818
Employee benefits provision		125,973,332		4,902,275		(800,284)		130,075,323
Advance payments from clients		1,046,010		1,728,296		—		2,774,306
Accrued liabilities		2,269,561		(1,897,574)		—		371,987
Non-recoverable accounts receivable		778,179		(38,431)		—		739,748
Derivative financial instruments		223,518		(144,263)		—		79,255
Wells, pipelines, properties and equipment		458,273,897		(52,834,079)		—		405,439,818
Tax loss carryforwards(1)		43,327,737		(9,216,777)		—		34,110,960

Total deferred income tax asset		637,798,815		(55,107,316)		(800,284)		581,891,215
Valuation reserve(2)		(565,125,697)		64,560,772		—		(500,564,925)

Net deferred income tax asset		72,673,118		9,453,456		(800,284)		81,326,290

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,632,294)		188,676		—		(3,443,618)
Other		(502,242)		(308,068)		—		(810,310)

Total deferred income tax liability		(4,134,536)		(119,392)		—		(4,253,928)

Net long-term deferred income tax liability	Ps.	68,538,582	Ps.	9,334,064	Ps.	(800,284)	Ps.	77,072,362

	2015		Recognized in profit and loss		Recognized in OCI and equity (3)		2016

Deferred income tax asset:
Provisions	Ps.	25,414,822	Ps.	(19,508,241)	Ps.	—	Ps.	5,906,581
Employee benefits provision		247,834,882		(119,837,137)		(2,024,413)		125,973,332
Advance payments from clients		1,015,357		30,653		—		1,046,010
Accrued liabilities		1,514		2,268,047		—		2,269,561
Non-recoverable accounts receivable		104,346		673,833		—		778,179
Derivative financial instruments		22,506		201,012		—		223,518
Wells, pipelines, properties and equipment		446,970,333		11,303,564		—		458,273,897
Tax loss carryforwards(1)		14,894,231		28,433,506		—		43,327,737

Total deferred income tax asset		736,257,991		(96,434,763)		(2,024,413)		637,798,815
Valuation reserve(2)		(681,357,607)		116,231,910		—		(565,125,697)

Net deferred income tax asset		54,900,384		19,797,147		(2,024,413)		72,673,118

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,909,529)		(726,999)		(995,766)		(3,632,294)
Other		(274,305)		(227,937)		—		(502,242)

Total deferred income tax liability		(2,183,834)		(954,936)		(995,766)		(4,134,536)

Net long-term deferred income tax liability	Ps.	52,716,550	Ps.	18,842,211	Ps.	(3,020,179)	Ps.	68,538,582

(1)	Tax loss carryforwards expire in 2027.
(2)	Due to PEMEX’s estimate that not enough taxable income will be generated in future periods, a valuation reserve was recognized to account for the deferred income tax asset.
(3)	Includes effects from business combination in equity of Ps. (995,766).

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes

Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2017		2016		2015
Expected income tax expense	Ps.	(20,055,588)	Ps.	(14,901,324)	Ps.	(3,089,241)
Increase (decrease) resulting from:
Tax effect of inflation-net		14,302,118		8,098,213		(1,618,327)
Difference between accounting and tax depreciation		(3,713,920)		(1,765,183)		(107,231)
Non-deductible expenses		1,954,659		1,558,120		(1,921,515)
Others-net		(1,725,579)		(5,630,195)		(38,850,953)

Income tax expense	Ps.	(5,787,152)	Ps.	(12,640,369)	Ps.	(45,587,267)